Loan to Director	12 Months Ended
Dec. 31, 2021
Disclosure of loans and advances to customers [text block] [Abstract]
LOAN TO DIRECTOR
9.	LOAN TO DIRECTOR

The loan to our director and Chief Executive Officer was advanced on April 1, 2019, in the amount of $200,000 with a 5-year term. Interest on the loan accrued and was payable at the rate of 7%. As of January 1, 2020, the rate on the loan was increased to 12%. On May 23, 2021, this loan was repaid to the Company in full including principal and interest.